Financial Liabilities at FVTPL - Summary Of Financial Liabilities At FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 4,873,458		₩ 6,794,192
Financial liabilities designated at FVTPL	0		19,630
Total	4,873,458	$ 4,100,167	6,813,822
Financial liabilities at fair value through profit or loss measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	4,873,458		6,794,192
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	65,016		49,279
Securities sold
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	241,174		285,026
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	4,567,268		6,459,887
Equity-linked securities in short position
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities designated at FVTPL	₩ 0		₩ 19,630